Expense Example - PGIM California Muni Income Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 392
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,219
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,742
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	674
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 605